Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Reported Total Compensation CEO[1]	Total Compensation Actually Paid CEO[1,2]	Average Reported Total Compensation Non-CEO NEOs[3]	Average Total Compensation Actually Paid Non-CEO NEOs[2,3]	Sierra Bancorp TSR	Peer Group TSR[4]	Net Income ('000s)	Return on Average Assets (%)
2024	$1,402,302	$1,769,385	$716,213	$902,032	$121.25	$132.44	$40,560	1.12%
2023	1,516,515	1,586,827	816,346	867,506	90.98	112.03	34,844	0.94%
2022	1,416,620	1,142,299	785,401	623,794	81.64	111.47	33,659	0.97%
2021	1,297,509	1,410,330	801,651	857,294	100.27	126.43	43,012	1.29%
2020	1,735,320	1,818,743	1,053,152	1,097,658	85.30	90.82	35,444	1.22%
1	The Company’s Principal Executive Officer was Kevin McPhaill for each year (2020-2024) included in the table.
2	For each of the Named Executive Officers, for each year reported on, a reconciliation between Compensation Actually Paid and Reported Total Compensation is included following the footnotes to this table.
3	The Average Reported Compensation and Average Compensation Actually Paid for the Non-CEO NEOs consists of compensation to the reported Named Executive Officers, other than the CEO, in the 2021, 2022, 2023, 2024 and 2025 Proxy Statements. 2024 Average Compensation includes compensation of Christopher Treece, Mike Olague, Hugh Boyle and Natalia Coen. 2023, 2022 and 2021 Average Compensation includes compensation of Christopher Treece, Mike Olague, Hugh Boyle and Jennifer Johnson. 2020 Average Compensation includes compensation of Christopher Treece, Mike Olague, Matt Macia and Jennifer Johnson.
4	The Peer Group selected for this TSR disclosure is the S&P U.S. Small Cap Banks Index as disclosed in Part II Item 5 of the Company’s Annual Report on Form 10-K as of December 31, 2024.

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Company’s CEO for 2020 through 2024.

CEO	2024	2023	2022	2021	2020
Reported Total Compensation	$1,402,302	$1,516,515	$1,416,620	$1,297,509	$1,735,320
Reported Equity Compensation (-)	-	(249,933)	(249,998)	(124,990)	(623,630)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	-	298,833	249,060	124,944	797,325
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	191,151	51,116	(216,997)	127,833	(83,168)
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	199,422	(8,810)	(37,873)	1,333	8,200
Reported Changes in Pension Value (-)	(48,165)	(44,219)	(40,561)	(37,141)	(32,161)
Service Cost for Pension Plan (+)	24,675	23,325	22,048	20,842	16,856
Compensation Actually Paid	1,769,385	1,586,827	1,142,299	1,410,330	1,818,743

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Average Non-CEO NEO for 2020 through 2024.

Non-CEO NEOs	2024	2023	2022	2021	2020
Reported Total Compensation	$716,213	$816,346	$785,401	$801,651	$1,053,152
Reported Equity Compensation (-)	-	(149,937)	(149,965)	(174,960)	(459,087)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	-	179,273	149,402	182,244	531,550
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	128,967	28,113	(135,239)	47,691	(36,157)
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	56,852	(6,288)	(25,805)	667	8,200
Reported Changes in Pension Value (-)	-	-	-	-	-
Service Cost for Pension Plan (+)	-	-	-	-	-
Compensation Actually Paid	902,032	867,506	623,794	857,294	1,097,658

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote
1	The Company’s Principal Executive Officer was Kevin McPhaill for each year (2020-2024) included in the table.
3	The Average Reported Compensation and Average Compensation Actually Paid for the Non-CEO NEOs consists of compensation to the reported Named Executive Officers, other than the CEO, in the 2021, 2022, 2023, 2024 and 2025 Proxy Statements. 2024 Average Compensation includes compensation of Christopher Treece, Mike Olague, Hugh Boyle and Natalia Coen. 2023, 2022 and 2021 Average Compensation includes compensation of Christopher Treece, Mike Olague, Hugh Boyle and Jennifer Johnson. 2020 Average Compensation includes compensation of Christopher Treece, Mike Olague, Matt Macia and Jennifer Johnson.

Peer Group Issuers, Footnote
4	The Peer Group selected for this TSR disclosure is the S&P U.S. Small Cap Banks Index as disclosed in Part II Item 5 of the Company’s Annual Report on Form 10-K as of December 31, 2024.

PEO Total Compensation Amount	$ 1,402,302	$ 1,516,515	$ 1,416,620	$ 1,297,509	$ 1,735,320
PEO Actually Paid Compensation Amount	$ 1,769,385	1,586,827	1,142,299	1,410,330	1,818,743
Adjustment To PEO Compensation, Footnote	For each of the Named Executive Officers, for each year reported on, a reconciliation between Compensation Actually Paid and Reported Total Compensation is included following the footnotes to this table.

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Company’s CEO for 2020 through 2024.

CEO	2024	2023	2022	2021	2020
Reported Total Compensation	$1,402,302	$1,516,515	$1,416,620	$1,297,509	$1,735,320
Reported Equity Compensation (-)	-	(249,933)	(249,998)	(124,990)	(623,630)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	-	298,833	249,060	124,944	797,325
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	191,151	51,116	(216,997)	127,833	(83,168)
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	199,422	(8,810)	(37,873)	1,333	8,200
Reported Changes in Pension Value (-)	(48,165)	(44,219)	(40,561)	(37,141)	(32,161)
Service Cost for Pension Plan (+)	24,675	23,325	22,048	20,842	16,856
Compensation Actually Paid	1,769,385	1,586,827	1,142,299	1,410,330	1,818,743

Non-PEO NEO Average Total Compensation Amount	$ 716,213	816,346	785,401	801,651	1,053,152
Non-PEO NEO Average Compensation Actually Paid Amount	$ 902,032	867,506	623,794	857,294	1,097,658
Adjustment to Non-PEO NEO Compensation Footnote	For each of the Named Executive Officers, for each year reported on, a reconciliation between Compensation Actually Paid and Reported Total Compensation is included following the footnotes to this table

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Average Non-CEO NEO for 2020 through 2024.

Non-CEO NEOs	2024	2023	2022	2021	2020
Reported Total Compensation	$716,213	$816,346	$785,401	$801,651	$1,053,152
Reported Equity Compensation (-)	-	(149,937)	(149,965)	(174,960)	(459,087)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	-	179,273	149,402	182,244	531,550
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	128,967	28,113	(135,239)	47,691	(36,157)
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	56,852	(6,288)	(25,805)	667	8,200
Reported Changes in Pension Value (-)	-	-	-	-	-
Service Cost for Pension Plan (+)	-	-	-	-	-
Compensation Actually Paid	902,032	867,506	623,794	857,294	1,097,658

Compensation Actually Paid vs. Total Shareholder Return

The following graph illustrates the level the Total Shareholder return of a $100 investment made in both the Company’s stock and in a proportionately allocated investment in the common stock of the peer group over the five-year time horizon. Additionally, the graph includes the CAP of both the Company’s CEO and the average of the non-CEO NEOs over the five-year time horizon.

The Company’s TSR compared to the Peer Group TSR. Assuming the theoretical investment of $100 in the Company’s common stock versus a proportionately allocated investment in the common stock of the Peer Group on December 31, 2019, the TSR of the Company’s Common Stock underperformed the TSR of the peer group over the five-year time horizon ending December 31, 2024. Management speculates that the underperformance of the Company’s TSR compared to the Peer Group TSR is a result of volatility in loan growth.

The PEO and Other NEO’s Compensation Actually Paid to Company’s TSR. Reported, performance-based compensation for the Company’s Named Executive Officers includes compensation under the Company’s Cash Incentive Plan and both Time Based and Performance Based Restricted Stock. While there is no direct link between cash awards made under the Cash Incentive Plan or Restricted Stock awards made by the Company and TSR, financial performance impacts the size of these awards and also impacts TSR. Financial performance likewise impacts the amount of Performance Based restricted stock that ultimately vests. Due to the Company’s equity-based compensation of its executive officers, each Named Executive Officer has a substantial amount of unvested restricted stock outstanding at any point in time. In 2020 the Company transitioned from the use of stock-options as its primary equity-based compensation vehicle to restricted stock. Each of the NEOs, with the exception of Mr. Boyle and Ms. Coen, also had unexercised stock options outstanding as of December 31, 2024, as a result of option awards made in 2020 and earlier. Due to significant amounts of outstanding restricted stock and unexercised stock options CAP to each of the NEOs is impacted directly by the changes in fair value of the Company’s common stock.

In 2020, CAP to both the Company’s CEO and Other NEOs reflected a shift in the Company’s approach to equity-based compensation, with a transition from stock options to restricted stock as its primary equity-based compensation vehicle. Upon this transition in 2020, the Company made significant initial grants of restricted stock to the Named Executive Officers at that time for retention and to better align executive interests with those of shareholders. These initial restricted stock grants were made to each of the named executive officers in August 2020 in an amount approximately equal to one year of base compensation with a 5-year vesting period. A similar award was made to Mr. Boyle in March 2021 and to Ms. Coen in 2023. The decline in CAP in 2021 to both the CEO and other NEOs, despite positive TSR was largely a result of smaller restricted stock awards made in 2021 relative to 2020, although the significant award made to Mr. Boyle in March 2021 following his hiring in December 2020 did impact the average CAP to Non-CEO NEOs in 2021. The decline in CAP in 2022 to both the CEO and other NEOs was primarily a result of the decline in the value of the Company’s common stock as reflected in the TSR. Similarly, the increase in CAP in 2023 is primarily a reflection of an increase in the Company’s stock price during 2023. The increase in CAP in 2024 is primarily a reflection of a significant increase in the Company’s stock price during 2024, despite the fact that no stock compensation awards were made in 2024 due to a shift in the timing of the grant of these awards, as described in the Compensation Discussion and Analysis.

Compensation Actually Paid vs. Net Income

The following graph illustrates the level of the Company’s net income over the five-year time horizon in comparison to the CAP of both the Company’s CEO and the average of the non-CEO NEOs.

PEO and Other NEOs’ CAP and the Company’s Net Income. As noted above, CAP of the Company’s NEOs is influenced by the valuation of the Company’s common stock, as a result of each Named Executive Officer having a substantial amount of unvested restricted stock outstanding in addition to unexercised stock options at any point in time. Additionally, the Company has three established mechanisms for compensating executives based on the Company’s financial performance: (i) the cash incentive plan (ii) the size of time and performance-based restricted stock grants and (iii) the financial performance criteria which determine at what level performance-based restricted stock ultimately vests. The Company’s bonuses paid in March 2025 tied to the 2024 Cash Incentive Plan were tied to established goals for Net Income (80% weighting) and individual performance (20%). Historically, there has been a strong weighting assigned to the achievement of targeted net income in the payment of bonuses under the cash incentive plan for any given year. Vesting in shares of performance-based restricted stock varies with each different award but the performance criteria for all awards made prior to December 31, 2024, has been based on the Company’s Return on Average Equity relative to peer levels, which is heavily influenced by net income.

The decline in CAP in 2021 to the CEO and to other NEOs, relative to 2020, despite record earnings in 2021, was a result of a decline in the size of the restricted stock grants made in 2021, relative to 2020 as outlined earlier. The decline in CAP in 2022 to both the CEO and the other NEOs was primarily a result of a decline in the value of the Company’s common stock as reflected in the TSR for 2022, this decline in the TSR during 2022 was impacted by broad economic conditions but may have also been influenced by a decline in the Company’s earnings, primarily as result of charge-offs and requisite provision expense resulting from the deterioration of a single loan relationship. CAP increased in 2023, despite a relatively consistent level of net income, this increase was primarily attributable to an improvement in the Company’s stock price. CAP to the CEO and other NEOs increased in 2024, this was primarily a result of an increase in the Company’s stock price, driven by improved investor sentiment towards the Banking industry and likely also influenced by the Company’s strong 2024 earnings.

Compensation Actually Paid vs. Company Selected Measure

The following graph illustrates the level of the Company’s ROAA over the five-year time horizon in comparison to the CAP of both the Company’s CEO and the average of the non-CEO NEOs.

PEO and Other NEOs’ CAP and the Company’s ROAA. As noted above the fluctuations in the CAP between 2020 and 2024 are largely a result of the valuation of the Company’s common stock as reflected in the TSR, with the decline in 2021 and 2022 reflecting the significant grant of restricted stock in August 2020 as well as the decline in Bank stock valuations in 2022. However, Management does see a relationship between stock performance and financial performance as reflected in ROAA and maintains that as a result a relationship, albeit indirect, exists between ROAA and CAP.

During 2021 the Company earnings benefited from an increased level of deposits, bolstered by the liquidity experienced by many financial institutions following the onset of the COVID-19 pandemic. Additionally, a significant decline in loan balances occurred in 2021, as the Company took action to reduce exposure in commercial real estate, this reduction in total loans resulted in reserve releases that bolstered earnings. Despite improving financial performance as reflected in growth in 2021 ROAA, CAP declined in 2021 primarily as a result of the significant restricted stock grants made in 2020. While the Company’s strong 2021 financial performance reflected in ROAA likely contributed to the 2021 appreciation in the Company’s stock price, this appreciation was not enough to bring 2021 CAP up to 2020 levels, again due to the significant restricted stock awards made in 2020. The decline in CAP in 2022 reflects the deterioration in the value of the Company’s stock, which was likely the result of various investor concerns, including; the prospect of reduced future earnings following a series of accelerated Federal Reserve rate hikes in response to historically high inflation levels and the impact of the deterioration of a single significant loan relationship on the Company’s asset quality and earnings. As illustrated in the TSR graph above, peer stock prices also deteriorated in 2022 due to broad economic concerns, following the rapid series of Federal Reserve rate hikes in 2022. ROAA declined slightly in 2023, despite growth in net income, as earnings growth was outpaced by growth in average assets. As noted previously, CAP increased in 2023 due to an increase in the Company’s stock price. In 2024 CAP increased again, primarily as a result of the increase in the Company’s stock price, which benefited from a general appreciation in Bank stocks, but which also was likely a result of the Company’s stronger than peer financial performance as reflected in the growth in 2024 ROAA. Improved 2024 ROAA was largely a result of the Company’s balance sheet restructure in early 2024, where a significant balance of low-yielding investment securities was sold and high-cost, shorter-term borrowings were paid off.

Total Shareholder Return Vs Peer Group

The following graph illustrates the level the Total Shareholder return of a $100 investment made in both the Company’s stock and in a proportionately allocated investment in the common stock of the peer group over the five-year time horizon. Additionally, the graph includes the CAP of both the Company’s CEO and the average of the non-CEO NEOs over the five-year time horizon.

The Company’s TSR compared to the Peer Group TSR. Assuming the theoretical investment of $100 in the Company’s common stock versus a proportionately allocated investment in the common stock of the Peer Group on December 31, 2019, the TSR of the Company’s Common Stock underperformed the TSR of the peer group over the five-year time horizon ending December 31, 2024. Management speculates that the underperformance of the Company’s TSR compared to the Peer Group TSR is a result of volatility in loan growth.

The PEO and Other NEO’s Compensation Actually Paid to Company’s TSR. Reported, performance-based compensation for the Company’s Named Executive Officers includes compensation under the Company’s Cash Incentive Plan and both Time Based and Performance Based Restricted Stock. While there is no direct link between cash awards made under the Cash Incentive Plan or Restricted Stock awards made by the Company and TSR, financial performance impacts the size of these awards and also impacts TSR. Financial performance likewise impacts the amount of Performance Based restricted stock that ultimately vests. Due to the Company’s equity-based compensation of its executive officers, each Named Executive Officer has a substantial amount of unvested restricted stock outstanding at any point in time. In 2020 the Company transitioned from the use of stock-options as its primary equity-based compensation vehicle to restricted stock. Each of the NEOs, with the exception of Mr. Boyle and Ms. Coen, also had unexercised stock options outstanding as of December 31, 2024, as a result of option awards made in 2020 and earlier. Due to significant amounts of outstanding restricted stock and unexercised stock options CAP to each of the NEOs is impacted directly by the changes in fair value of the Company’s common stock.

In 2020, CAP to both the Company’s CEO and Other NEOs reflected a shift in the Company’s approach to equity-based compensation, with a transition from stock options to restricted stock as its primary equity-based compensation vehicle. Upon this transition in 2020, the Company made significant initial grants of restricted stock to the Named Executive Officers at that time for retention and to better align executive interests with those of shareholders. These initial restricted stock grants were made to each of the named executive officers in August 2020 in an amount approximately equal to one year of base compensation with a 5-year vesting period. A similar award was made to Mr. Boyle in March 2021 and to Ms. Coen in 2023. The decline in CAP in 2021 to both the CEO and other NEOs, despite positive TSR was largely a result of smaller restricted stock awards made in 2021 relative to 2020, although the significant award made to Mr. Boyle in March 2021 following his hiring in December 2020 did impact the average CAP to Non-CEO NEOs in 2021. The decline in CAP in 2022 to both the CEO and other NEOs was primarily a result of the decline in the value of the Company’s common stock as reflected in the TSR. Similarly, the increase in CAP in 2023 is primarily a reflection of an increase in the Company’s stock price during 2023. The increase in CAP in 2024 is primarily a reflection of a significant increase in the Company’s stock price during 2024, despite the fact that no stock compensation awards were made in 2024 due to a shift in the timing of the grant of these awards, as described in the Compensation Discussion and Analysis.

Tabular List, Table

The most important metrics impacting 2024 Compensation Actually Paid to the Company’s Named Executive Officers is detailed in the following table.

Most Important Financial and Non-Financial Measures Impacting Executive Compensation Actually Paid in 2024
Net Income
Return on Average Assets
Return on Average Equity

Total Shareholder Return Amount	$ 121.25	90.98	81.64	100.27	85.30
Peer Group Total Shareholder Return Amount	132.44	112.03	111.47	126.43	90.82
Net Income (Loss)	$ 40,560,000	$ 34,844,000	$ 33,659,000	$ 43,012,000	$ 35,444,000
Company Selected Measure Amount	1.12	0.94	0.97	1.29	1.22
PEO Name	Kevin McPhaill
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Equity
PEO | Reported Equity Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (249,933)	$ (249,998)	$ (124,990)	$ (623,630)
PEO | Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		298,833	249,060	124,944	797,325
PEO | Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 191,151	51,116	(216,997)	127,833	(83,168)
PEO | Fair Value of Equity Awards Granted During Prior Years and Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,422	(8,810)	(37,873)	1,333	8,200
PEO | Reported Changes in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,165)	(44,219)	(40,561)	(37,141)	(32,161)
PEO | Service Cost for Pension Plan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,675	23,325	22,048	20,842	16,856
Non-PEO NEO | Reported Equity Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(149,937)	(149,965)	(174,960)	(459,087)
Non-PEO NEO | Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		179,273	149,402	182,244	531,550
Non-PEO NEO | Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,967	28,113	(135,239)	47,691	(36,157)
Non-PEO NEO | Fair Value of Equity Awards Granted During Prior Years and Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 56,852	$ (6,288)	$ (25,805)	$ 667	$ 8,200